SCHEDULE OF INVENTORY (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Raw material	$ 21,817
Packaging	3,543
Finished goods	138,054
Inventory	$ 163,414